Related party (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Allocations for management costs and corporate support services provided to the Company prior to the Spin-off were as follows:

	For the three months ended September 30,	For the nine months ended September 30,
(In millions)	2024	2025	2024
Cost of revenues	$6	$16	$21
Selling, general and administrative expenses	29	44	73
Total	$35	$60	$94

Allocations for management costs and corporate support services provided to the Company were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Cost of revenues	$28	$27	$21
Selling, general and administrative expenses	108	120	97
Total	$136	$147	$118

Schedule of Net Parent Investment	The components of Net transfers to Parent on the unaudited condensed consolidated statements of cash flows and the reconciliation to the corresponding amounts presented within the unaudited condensed consolidated statements of equity, which includes certain non-cash elements, were as follows:

	For the nine months ended September 30,
(In millions)	2025	2024
Net transfers to Parent as reflected on the unaudited condensed consolidated statements of cash flows(1)	$(91)	$(297)
Equity contribution from Parent related to the settlement of Related-party notes payable	1,999	—
Other non-cash activities with Parent, net(2)	25	32
Net transfers (to) from Parent as reflected on the unaudited condensed consolidated statements of equity	$1,933	$(265)

(1)	Net transfers to Parent as reflected on the unaudited condensed consolidated statements of cash flows includes general financing activities and allocation of Parent’s corporate expenses.
(2)
Other non-cash activities with Parent, net primarily consist of the net contribution from Parent from the completion of the bond exchange as described in Note 10 (Debt) for the nine months ended September 30, 2025 and income taxes paid by Parent for the nine months ended September 30, 2024.

The components of Net transfers to Parent on the combined statements of cash flows and the reconciliation to the corresponding amounts presented within the combined statements of equity, which includes certain non-cash elements, were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Net transfers to Parent as reflected on the combined statements of cash flows(1)	$(304)	$(20)	$(188)
Capital contribution of related-party note(2)	—	—	(3,500)
Other non-cash activities with Parent, net(3)	31	3	(11)
Net transfers to Parent as reflected on the combined statements of equity	$(273)	$(17)	$(3,699)